UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2008
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      105 South Bedford Road, Suite 310
              Mount Kisco, New York  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                       Place                Date of Signing:
/S/ DAVID SACHS              MT. KISCO NY           NOVEMBER 12, 2008
---------------              -------------          -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               20
                                                 -------------

Form 13F Information Table Value Total:           $ 124,279
                                                 -----------
                                                   (thousands)




List of Other Included Managers:

None


                              Title of                   Value    Shares/    SH/   PUT    Investment   Other       Voting Authority
Name of Issuer                  Class       Cusip      (x$1000)   Prn Amt    PRN  /CALL   Discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BARNES GROUP INC                COMM       67806109      5,303    262,270     SH            Sole                 262,270
COMMSCOPE INC                   COMM       203372107     4,244    122,510     SH            Sole                 122,510
EAGLE MATERIALS INC             COMM       26969P108     8,899    397,808     SH            Sole                 397,808
EXPEDIA INC                     COMM       30212P105     567      37,503      SH            Sole                 37,503
HARRIS CORP                     COMM       413875105     9,666    209,221     SH            Sole                 209,221
HEXCEL CORP                     COMM       428291108     10,202   745,232     SH            Sole                 745,232
IAC/INTERACTIVECORP             COMM       44919P508     324      18,751      SH            Sole                 18,751
KEY ENERGY SERVICES INC         COMM       492914106     5,874    506,411     SH            Sole                 506,411
KENNAMETAL INC                  COMM       489170100     6,520    240,396     SH            Sole                 240,396
KROGER CO                       COMM       501044101     2,418    88,000      SH            Sole                 88,000
LIBERTY ACQUISITION HOLDINGS    COMM       53015Y107     13,035   1,500,000   SH            Sole                 1,500,000
MCDERMOTT INTL INC              COMM       580037109     6,771    265,000     SH            Sole                 265,000
MONSTER WORLDWIDE INC           COMM       611742107     4,278    286,900     SH            Sole                 286,900
MERGE HEALTHCARE INC            COMM       589499102     215      213,035     SH            Sole                 213,035
NALCO HOLDING CO                COMM       62985Q101     12,691   684,500     SH            Sole                 684,500
REDWOOD TRUST INC               REIT       758075402     1,630    75,000      SH            Sole                 75,000
SOUTHERN UNION CO               COMM       844030106     14,409   697,765     SH            Sole                 697,765
TENNECO INC                     COMM       880349105     4,945    465,216     SH            Sole                 465,216
VIRGIN MEDIA INC                COMM       92769L101     5,834    738,500     SH            Sole                 738,500
HORSEHEAD HOLDING CORP          COMM       440694305     6,455    1,094,000   SH            Sole                 1,094,000

                                                        124,279